Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.2%
Austria - 0.6%
Andritz AG	561	$29,644
Erste Group Bank AG	2,708	102,365
OMV AG	1,142	51,481
Raiffeisen Bank International AG	1,038	16,800
Telekom Austria AG	1,094	8,324
Verbund AG	528	43,744
voestalpine AG	924	30,580
		282,938
Belgium - 2.4%
Ackermans & van Haaren NV	180	31,349
Ageas SA/NV	1,472	62,360
Anheuser-Busch InBev SA/NV - ADR (a)	7,222	413,821
D'ieteren Group	180	31,409
Elia Group SA/NV	302	37,156
Groupe Bruxelles Lambert NV	802	64,848
KBC Groep NV	2,029	152,593
Lotus Bakeries NV	3	24,013
Proximus SADP	1,122	8,594
Sofina SA	124	29,476
Solvay SA	561	67,295
Titan Cement International SA	315	6,622
UCB SA	994	88,001
Umicore SA	1,642	48,601
Viohalco SA	520	3,785
		1,069,923
Finland - 3.3%
Elisa OYJ	1,249	65,149
Fortum Oyj	3,465	46,898
Huhtamaki OYJ	746	26,502
Kesko OYJ - Class B	2,170	43,412
Kojamo Oyj	1,566	15,290
Kone Oyj - Class B	2,684	137,638
Metso Outotec Oyj	5,270	59,827
Neste Oyj	3,434	126,335
Nokia Oyj - ADR (a)	44,359	174,774
Nordea Bank Abp	28,356	321,316
Orion OYJ - Class B	830	31,886
Sampo OYJ - Class A	3,919	172,746
Stora Enso Oyj - Class R	4,602	56,443
UPM-Kymmene Oyj	4,390	145,288
Valmet Oyj	1,340	35,522
Wartsila OYJ Abp	3,894	48,916
		1,507,942
France - 33.7%
Accor SA	1,472	55,497
Aeroports de Paris	258	35,629
Airbus SE - ADR	19,339	711,869
Air Liquide SA	4,236	760,850
ALD SA (b)	1,090	11,583
Alstom SA	2,542	77,755
Amundi SA (b)	462	28,345
Arkema SA	520	56,008
AXA SA	14,654	450,657
BioMerieux	350	37,544
BNP Paribas SA - ADR	18,185	600,832
Bollore SE	7,920	50,071
Bouygues SA	1,688	60,449
Bureau Veritas SA	2,282	62,677
Capgemini SE	1,329	240,886
Carrefour SA	4,872	97,440
Cie de L'Odet SE	5	8,444
Cie de Saint-Gobain	3,848	260,115
Cie Generale des Etablissements Michelin SCA	5,790	189,520
Credit Agricole SA	9,062	112,451
Danone SA	5,142	313,948
Dassault Aviation SA	190	36,914
Dassault Systemes SE	5,494	234,892
Edenred	2,054	133,425
Eiffage SA	594	61,797
Engie SA	13,698	224,590
EssilorLuxottica SA	2,484	499,640
Eurazeo SE	388	23,677
Getlink SE	2,820	49,594
Hermes International	283	627,454
Ipsen SA	274	34,525
JCDecaux SE (c)	586	10,985
Kering	598	344,269
La Francaise des Jeux SAEM (b)	826	31,532
Legrand SA	2,207	221,113
L'Oreal SA	1,911	889,209
LVMH Moet Hennessy Louis Vuitton SE - ADR	10,227	1,904,779
Neoen SA (b)	569	18,706
Orange SA	15,818	178,859
Pernod Ricard SA	1,693	373,409
Publicis Groupe SA	1,884	152,087
Remy Cointreau SA	198	33,994
Renault SA	1,538	67,481
Rexel SA	1,924	46,371
Safran SA	2,864	475,370
Sanofi - ADR	18,256	974,323
Sartorius Stedim Biotech	190	59,434
Schneider Electric SE	4,408	785,346
SCOR SE	1,198	35,789
SEB SA	246	27,562
Societe Generale SA	5,887	159,975
Sodexo SA	718	73,687
SOITEC (c)	198	38,958
Teleperformance	472	68,374
Thales SA	822	122,871
TotalEnergies SE - ADR	18,844	1,146,657
Ubisoft Entertainment SA (c)	759	25,536
Valeo	1,934	43,698
Veolia Environnement SA	5,244	170,668
Vinci SA	4,043	474,669
Vivendi SE	5,582	49,848
Wendel SA	218	21,524
Worldline SA (b)(c)	2,016	79,864
		15,256,025
Germany - 23.8%
adidas AG - ADR	2,759	279,266
Allianz SE	3,277	783,309
BASF SE	7,329	393,002
Bayer AG - ADR	33,572	490,151
Bayerische Motoren Werke AG	2,574	313,748
Bechtle AG	660	29,049
Beiersdorf AG	822	106,467
Brenntag SE	1,279	99,114
Carl Zeiss Meditec AG	297	34,402
Commerzbank AG	8,656	103,501
Continental AG	868	69,306
Covestro AG (b)(c)	1,461	78,439
CTS Eventim AG & Co. KGaA	472	32,202
Daimler AG	7,090	566,265
Daimler Truck Holding AG	3,975	149,254
Delivery Hero SE (b)(c)	1,528	69,327
Deutsche Bank AG	16,675	184,809
Deutsche Boerse AG	1,505	288,424
Deutsche Lufthansa AG (c)	4,790	48,337
Deutsche Telekom AG	27,912	608,939
Deutsche Wohnen SE	396	9,927
DHL Group	7,765	398,879
DWS Group GmbH & Co. KGaA (b)	274	9,622
E.ON SE	18,175	229,910
Evonik Industries AG	1,688	34,911
Fielmann AG	198	10,175
Fraport AG Frankfurt Airport Services Worldwide (c)	284	14,998
Fresenius Medical Care AG & Co KGaA - ADR (a)	3,403	88,852
Fresenius SE & Co. KGaA	3,391	106,372
FUCHS SE	274	9,038
GEA Group AG	1,312	55,668
Hannover Rueck SE	492	105,027
HeidelbergCement AG	1,160	93,999
Hella GmbH & Co. KGaA	180	14,269
HelloFresh SE (c)	1,312	37,377
Henkel AG & Co. KGaA	812	56,728
HOCHTIEF AG	170	16,738
Infineon Technologies AG	10,740	472,347
KION Group AG	632	26,489
Knorr-Bremse AG	528	37,120
LANXESS AG	693	23,331
LEG Immobilien SE (c)	594	42,034
Merck KGaA	1,061	186,419
METRO AG (c)	1,048	9,109
MTU Aero Engines AG	439	102,474
Muenchener Rueckversicherungs-Gesellschaft AG	1,142	430,181
Nemetschek SE	434	31,609
Puma SE	802	54,178
Rational AG	38	28,432
Rheinmetall AG	350	99,054
RWE AG	5,865	252,334
SAP SE - ADR (a)	9,045	1,233,286
Sartorius AG	20	6,564
Scout24 SE (b)	627	41,488
Siemens AG - ADR	11,522	983,057
Siemens Energy AG (c)	3,932	66,535
Siemens Healthineers AG (b)	2,282	132,529
Sixt SE	104	12,544
SUSE SA (c)	322	3,792
Symrise AG	1,070	116,918
Talanx AG	429	26,273
Telefonica Deutschland Holding AG	7,186	19,365
ThyssenKrupp AG	3,952	31,416
Traton SE	406	8,870
United Internet AG	868	12,999
Volkswagen AG	231	36,942
Vonovia SE	5,854	136,711
Wacker Chemie AG	124	19,272
Zalando SE (b)(c)	1,774	61,246
		10,764,719
Greece - 0.7%
Aegean Airlines SA (c)	297	4,271
Alpha Services and Holdings SA (c)	17,132	30,807
Athens Water Supply & Sewage Co SA	330	2,511
Autohellas Tourist and Trading SA	152	2,283
Ellaktor SA (c)	670	1,842
Eurobank Ergasias SA (c)	20,427	35,655
FF Group (c)(d)	1,259	6,645
GEK Terna Holding Real Estate Construction SA	416	6,559
Hellenic Energy Holdings SA	472	4,193
Hellenic Telecommunications Organization SA	1,736	27,390
Holding Co ADMIE IPTO SA	906	2,381
Jumbo SA	878	26,200
Lamda Development	561	4,392
Motor Oil Hellas Corinth Refineries SA	444	11,228
Mytilineos SA	825	34,342
National Bank of Greece SA (c)	4,376	30,120
OPAP SA	1,490	26,229
Piraeus Financial Holdings SA (c)	5,610	21,194
Public Power Corp SA (c)	1,716	20,301
Quest Holdings SA	218	1,558
Sarantis SA	256	2,142
Terna Energy SA	416	8,000
		310,243
Ireland - 0.9%
AIB Group PLC	10,430	49,059
Bank of Ireland Group PLC	8,849	93,365
Glanbia PLC	1,485	23,038
Kerry Group PLC	1,268	125,978
Kingspan Group PLC	1,250	100,330
		391,770
Italy - 7.0%
A2A SpA	12,220	23,318
Amplifon SpA	1,038	35,140
Assicurazioni Generali SpA	11,055	235,564
Banca Mediolanum SpA	1,924	18,701
Banco BPM SpA	11,023	55,121
Buzzi Unicem SpA	693	19,689
Davide Campari-Milano NV	3,993	53,694
De' Longhi SpA	561	14,249
DiaSorin SpA	180	20,197
Enel SpA	64,054	441,723
Eni SpA - ADR (a)	9,104	279,038
Ferrari NV	982	314,629
FinecoBank Banca Fineco SpA	4,894	75,953
Hera SpA	6,303	19,571
Infrastrutture Wireless Italiane SpA (b)	2,820	35,393
Interpump Group SpA	642	34,927
Intesa Sanpaolo SpA	127,428	368,343
Italgas SpA	3,932	23,173
Leonardo SpA	3,206	43,411
Mediobanca Banca di Credito Finanziario SpA	5,196	69,242
Moncler SpA	1,686	121,829
Nexi SpA (b)(c)	4,455	38,569
Pirelli & C SpA (b)	3,927	20,941
Poste Italiane SpA (b)	3,663	41,866
Prysmian SpA	2,174	86,649
Recordati Industria Chimica e Farmaceutica SpA	784	40,471
Reply SpA	180	19,514
Snam SpA	18,284	96,134
Telecom Italia SpA (c)	86,018	24,808
Telecom Italia SpA - Savings Shares (c)	48,350	13,561
Terna Rete Elettrica Nazionale SpA	11,604	98,089
UniCredit SpA	15,378	388,888
UnipolSai Assicurazioni SpA	3,414	8,776
		3,181,171
Luxembourg - 0.6%
ArcelorMittal	3,828	110,694
Eurofins Scientific	982	67,568
InPost SA (c)	1,632	19,505
RTL Group SA	312	13,489
Tenaris SA - ADR	2,031	68,018
		279,274
Netherlands - 16.0%
Aalberts Industries NV	774	34,917
ABN AMRO Group NV (b)	3,320	56,434
Adyen NV - ADR (c)	24,638	456,049
Aegon NV	14,200	77,191
Akzo Nobel NV	1,419	121,321
Argenx SE - ADR (c)	473	238,619
ASM International NV	388	184,615
ASML Holding NV	3,246	2,325,467
ASR Nederland NV	1,160	52,662
BE Semiconductor Industries NV	632	75,499
CTP NV (b)	996	13,667
Euronext NV (b)	652	49,644
EXOR NV	862	80,504
Ferrovial SE	3,862	127,983
Heineken Holding NV	1,096	89,837
Heineken NV	2,314	226,795
IMCD NV	466	70,681
ING Groep NV - ADR (a)	29,151	424,730
JDE Peet's NV	994	29,989
Just Eat Takeaway.com NV (b)(c)	1,674	30,068
Koninklijke Ahold Delhaize NV	7,931	273,683
Koninklijke DSM NV (d)	1,312	144,976
Koninklijke KPN NV	26,103	94,482
Koninklijke Philips NV (c)	7,598	157,958
Koninklijke Vopak NV	520	19,594
NN Group NV	2,325	89,165
OCI NV	774	22,024
Prosus NV	5,837	462,275
QIAGEN NV (c)	1,818	85,253
Randstad Holding NV	878	51,435
Signify NV (b)	1,000	31,413
Stellantis NV	16,390	335,981
STMicroelectronics NV	5,372	287,206
Universal Music Group NV	6,180	158,526
Wolters Kluwer NV	2,066	259,414
		7,240,057
Portugal - 0.5%
EDP - Energias de Portugal SA	24,808	115,925
Galp Energia SGPS SA	4,125	54,879
Jeronimo Martins SGPS SA	2,211	60,192
		230,996
Spain - 7.4%
Acciona SA	180	26,985
ACS Actividades de Construccion y Servicios SA	1,726	60,329
Aena SME SA (b)	576	92,084
Amadeus IT Holding SA	3,693	264,824
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	49,595	393,784
Banco Santander SA - ADR (a)	133,224	536,893
Bankinter SA	5,488	35,468
CaixaBank SA	31,188	125,815
Cellnex Telecom SA (b)	4,621	188,701
Corp ACCIONA Energias Renovables SA	454	14,286
EDP Renovaveis SA	1,949	37,223
Enagas SA	1,990	35,304
Endesa SA	2,541	54,438
Grifols SA (c)	2,632	38,634
Iberdrola SA	51,354	641,149
Industria de Diseno Textil SA	8,674	331,987
Mapfre SA	7,920	16,467
Naturgy Energy Group SA	1,160	35,380
Redeia Corp SA	3,452	57,710
Repsol SA	10,542	161,115
Telefonica SA	41,352	176,275
		3,324,851
United Kingdom - 0.3%
Allfunds Group PLC	2,780	18,110
CNH Industrial NV	7,912	114,048
		132,158
TOTAL COMMON STOCKS (Cost $37,531,468)		43,972,067

PREFERRED STOCKS - 1.2%
Germany - 1.1%
Bayerische Motoren Werke AG	482	54,162
FUCHS SE	561	23,192
Henkel AG & Co. KGaA	1,401	108,106
Sartorius AG	198	81,703
Sixt SE	132	9,797
Volkswagen AG	1,650	218,718
		495,678
Spain - 0.1%
Grifols SA - Class B (c)	2,056	21,069
TOTAL PREFERRED STOCKS (Cost $498,114)		516,747

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Belgium - 0.1%
Warehouses De Pauw CVA	1,344	39,722
France - 0.3%
Covivio	406	19,615
Gecina SA	416	44,984
ICADE	264	10,763
Klepierre	1,692	44,928
Unibail-Rodamco-Westfield	825	46,770
		167,060
Spain - 0.1%
Inmobiliaria Colonial Socimi SA	2,726	17,594
Merlin Properties Socimi SA	2,673	24,893
		42,487
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $239,614)		249,269
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$136,513	136,513
TOTAL SHORT-TERM INVESTMENTS (Cost $136,513)		136,513
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	2,840,022	2,840,022
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,840,022)		2,840,022

Total Investments (Cost $41,245,731) - 105.5%		47,714,618
Liabilities in Excess of Other Assets - (5.5)%		(2,478,961)
TOTAL NET ASSETS - 100.0%		$45,235,657

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $2,747,536 or 6.1% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines.
The value of those securities total $1,161,463, which represents 2.6% of total net assets.

(c)	Non-income producing security.
(d)	Value determined using significant unobservable inputs.
(e)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stock	$ 43,820,446	$ -	$ 151,621	$ -	$ 43,972,067
Preferred Stock	516,747	-	-	-	516,747
Real Estate Investment Trusts	249,269	-	-	-	249,269
Short-Term Investments	136,513	-	-	-	136,513
Investments Purchased with Proceeds from Securities Lending	-	-	-	2,840,022	2,840,022
Total Investments in Securities	$ 44,722,975	$ -	$ 151,621	$ 2,840,022	$ 47,714,618
^ See the Schedules of Investments for sector breakouts.

PTEU(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2023
Common Stocks	$61,991	$(626)	$(27,135)	$5,191	$(15,822)	$182,668	$(54,646)	$151,621

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 7/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,645	Last Trade Price	Stale Data	4.8 EUR
Common Stocks	$144,976	Last Trade Price	Stale Data	100.5 EUR

(a) Table presents information for two securities: FF Group, which has been valued at 4.8 EUR , and Koninklijke DSM NV, which has been valued between 92.4 - 118.8 EUR throughout the period.